Convertible Debt/Debentures (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Debt Disclosure [Abstract]
Schedule of convertible notes
	June 30,	September 30,
	2015	2014
	(unaudited)
Notes Payable:
Convertible term note (a)	$-	$1,700,000
Convertible term note (b)	-	275,000
Convertible term note (c)	-	1,030,000
Convertible term note (d)	-	255,000
Convertible term note (e)	-	448,000
Principal balance	-	3,708,000
Accrued Interest	-	582,899
	-	4,290,899
Less: discount on debt	-	-
	-	4,290,899
Less: current portion	-	(4,290,899)
Long term debt	$-	$-

a)	In November and December 2011, the Company entered into convertible term notes bearing interest at 10% per annum with a maturity date of August 31, 2014 and issued warrants to purchase 360,000 shares of the Company’s common stock at $2.50 per share that expires on September 7, 2015. The notes provided for conversion of the outstanding principal and the first year’s accrued interest, in the amount of $170,000, into shares of common stock at a conversion price of $5.00 per share at the option of the holders, In October 2014, the Company repaid the notes in full with a cash payment.

b)	On September 7, 2012, the Company entered into convertible term notes bearing interest at 10% per annum, payable semi-annually, with principal having a maturity date of September 7, 2014 and issued warrants to purchase 55,000 shares of the Company’s common stock at $2.50 per share that expires on September 17, 2015. The notes provided for conversion of the outstanding principal into shares of common stock at a conversion price of $5.00 per share at the option of the holders. In October 2014, the Company repaid the notes in full with a cash payment.

d)	On September 28, 2012, the Company entered into convertible term notes bearing interest at 10% per annum, payable semi-annually, with principal having a maturity date of September 28, 2014 and issued warrants to purchase 51,000 shares of the Company’s common stock at $2.50 per share that expires on September 28, 2015. The notes provided for conversion of the outstanding principal into shares of common stock at a conversion price of $5.00 per share at the option of the holders. In October 2014, the Company repaid the notes in full with a cash payment.

e)

On October 5, 2012, the Company entered into convertible term notes bearing interest at 10% per annum, payable semi-annually, with principal having a maturity date of October 5, 2014 and issued warrants to purchase 89,600 shares of the Company’s common stock at $2.50 per share that expires on October 5, 2015. The notes provided for conversion of the outstanding principal into shares of common stock at a conversion price of $5.00 per share at the option of the holders. In October 2014, the Company repaid the notes in full with a cash payment.

	September 30, 2014	September 30, 2013
Notes Payable:
Convertible term note (a)	$1,700,000	$1,700,000
Convertible term note (b)	275,000	275,000
Convertible term note (c)	1,030,000	1,030,000
Convertible term note (d)	255,000	255,000
Convertible term note (e)	448,000	498,000
Principal balance	3,708,000	3,758,000
Accrued Interest	582,899	337,498
	4,290,899	4,095,498
Less: discount on debt	(-)	(376,627)
	4,290,899	3,718,871
Less: current portion	(4,290,899)	(3,278,278)
Long term debt	$-	$440,593

a)	In November and December 2011, the Company entered into convertible term notes bearing interest at 10% per annum with a maturity date of August 31, 2014 and issued warrants to purchase 360,000 shares of the Company’s common stock at $2.50 per share that expires on September 7, 2015. At any time at the option of the six note holders (one of which is a former Director of the Company), principal and the first year’s accrued interest, in the amount of $170,000, may be paid in common stock at a conversion price of $5.00 per share.

b)	On September 7, 2012, the Company entered into convertible term notes bearing interest at 10% per annum, payable semi-annually, with principal having a maturity date of September 7, 2014 and issued warrants to purchase 55,00 shares of the Company’s common stock at $2.50 per share that expires on September 17, 2015. At any time at the option of the note holders, principal may be paid in common stock at a conversion price of $5.00 per share.

c)

On September 27, 2012, the Company entered into convertible term notes bearing interest at 10% per annum, payable semi-annually, with principal having a maturity date of September 27, 2014 and issued warrants to purchase 206,000 shares of the Company’s common stock at $2.50 per share that expires on September 27, 2015.  At any time at the option of the note holders, principal may be paid in common stock at a conversion price of $5.00 per share.

d)

On September 28, 2012, the Company entered into convertible term notes bearing interest at 10% per annum, payable semi-annually, with principal having a maturity date of September 28, 2014 and issued warrants to purchase 51,000 shares of the Company’s common stock at $2.50 per share that expires on September 28, 2015.  At any time at the option of the note holders, principal may be paid in common stock at a conversion price of $5.00 per share.

e)	On October 5, 2012, the Company entered into convertible term notes bearing interest at 10% per annum, payable semi-annually, with principal having a maturity date of October 5, 2014 and issued warrants to purchase 89,600 shares of the Company’s common stock at $2.50 per share that expires on October 5, 2015. At any time at the option of the note holders, principal may be paid in common stock at a conversion price of $5.00 per share.